Additional Information - Condensed Financial Statements of The Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Additional Information - Condensed Financial Statements of The Parent Company
28.
Additional Information - Condensed Financial Statements of The Parent Company

Rules 5-04 and 12-04 of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries and the VIE. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Investments in subsidiaries and VIE”. The Parent Company’s share of income from its subsidiaries and the VIE is reported as equity in income of subsidiaries and the VIE in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

Condensed Financial Information of the Parent Company

Condensed Balance Sheets

	As of December 31,
	2022	2023
	(in US$ thousands)
Assets
Current assets:
Cash and cash equivalents	$27,727	$5,341
Short-term bank deposits	80,540	51,924
Short-term financial products issued by banks	23,000	84,500
Short-term investments	14,143	7,983
Amounts due from subsidiaries	785,226	634,051
Prepayments and other current assets	1,251	2,905
Total current assets	931,887	786,704
Non-current assets:
Long-term financial products issued by banks	39,000	20,000
Other non-current assets	—	907
Investments in subsidiaries and VIEs	(28,264)	(93,103)
Total non-current assets	10,736	(72,196)
Total assets	$942,623	$714,508
Liabilities
Current liabilities:
Amounts due to subsidiaries	211,693	109,078
Accrued expenses and other current liabilities	2,670	681
Total liabilities	$214,363	$109,759
Shareholders’ equity
Class A ordinary shares ($0.0001 par value; 820,000,000 shares authorized, 386,297,589 shares issued and 350,458,585 shares outstanding as of December 31, 2022; 820,000,000 shares authorized, 391,324,217 shares issued and 292,628,765 shares outstanding as of December 31, 2023)	39	39
Class B ordinary shares ($0.0001 par value; 76,179,938 shares authorized, issued and outstanding as of December 31,2022 and 2023)	8	8
Additional paid-in-capital	1,134,704	1,138,346
Treasury shares at cost	(41,815)	(79,716)
Accumulated other comprehensive loss	(7,994)	(10,027)
Accumulated deficit	(356,682)	(443,901)
Total shareholders’ equity	$728,260	$604,749
Total liabilities and shareholders’ equity	$942,623	$714,508

Condensed Statements of Comprehensive Loss

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Operating expenses:
Sales and marketing expenses	$(30)	$(17)	$(178)
General and administrative expenses	(1,026)	(2,742)	(477)
Total operating expenses	(1,056)	(2,759)	(655)
Other operating income	—	(150)	—
Losses from subsidiaries and VIEs	(73,925)	(114,872)	(88,197)
Exchange gain (loss)	287	(4,372)	(1,184)
Interest income	1,712	2,344	8,125
Investment loss	(1,126)	(571)	(6,950)
Other income	1,753	—	1,649
Loss before income taxes	(72,355)	(120,380)	(87,212)
Income taxes	—	—	(7)
Net loss attributable to Agora, Inc.’s ordinary shareholders	$(72,355)	$(120,380)	$(87,219)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Net cash generated from operating activities	$1,922	$414	$4,874
Net cash (used in) provided by investing activities	(117,061)	(81,866)	36,017
Net cash provided by (used in) financing activities	251,992	(39,039)	(63,277)
Net increase (decrease) in cash and cash equivalents	136,853	(120,491)	(22,386)
Cash, cash equivalents and restricted cash, beginning of year	11,415	148,268	27,777
Cash, cash equivalents and restricted cash, end of year	$148,268	$27,777	$5,391